Expense Example	Oct. 28, 2026 USD ($)
GraniteShares YieldBOOST 20Y+ Treasuries ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	2,844
Expense Example, with Redemption, 5 Years	5,077
Expense Example, with Redemption, 10 Years	9,055
GraniteShares YieldBOOST AAPL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST ADBE ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST AMD ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,804
GraniteShares YieldBOOST AMZN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	3,037
GraniteShares YieldBOOST APP ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST ARM ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST ASML ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST AVGO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST BABA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	1,182
Expense Example, with Redemption, 5 Years	2,241
Expense Example, with Redemption, 10 Years	4,879
GraniteShares YieldBOOST Biotech ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	2,928
Expense Example, with Redemption, 5 Years	5,203
Expense Example, with Redemption, 10 Years	9,178
GraniteShares YieldBOOST Bitcoin ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,505
GraniteShares YieldBOOST BRKB ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST China ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	376
GraniteShares YieldBOOST COIN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,418
GraniteShares YieldBOOST CRCL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	2,491
Expense Example, with Redemption, 5 Years	4,529
Expense Example, with Redemption, 10 Years	8,455
GraniteShares YieldBOOST CRWD ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST CRWV ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	2,605
Expense Example, with Redemption, 5 Years	4,708
Expense Example, with Redemption, 10 Years	8,663
GraniteShares YieldBOOST DJT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST Ether ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	2,920
Expense Example, with Redemption, 5 Years	5,192
Expense Example, with Redemption, 10 Years	9,167
GraniteShares YieldBOOST Financials ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	2,810
Expense Example, with Redemption, 5 Years	5,026
Expense Example, with Redemption, 10 Years	9,004
GraniteShares YieldBOOST Gold Miners ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	438
Expense Example, with Redemption, 5 Years	779
Expense Example, with Redemption, 10 Years	1,743
GraniteShares YieldBOOST GOOGL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST HIMS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	1,413
Expense Example, with Redemption, 5 Years	2,673
Expense Example, with Redemption, 10 Years	5,680
GraniteShares YieldBOOST HOOD ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,661
GraniteShares YieldBOOST IONQ ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	2,055
GraniteShares YieldBOOST LLY ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST MARA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	1,253
Expense Example, with Redemption, 10 Years	2,829
GraniteShares YieldBOOST META ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	2,164
Expense Example, with Redemption, 5 Years	3,994
Expense Example, with Redemption, 10 Years	7,770
GraniteShares YieldBOOST MRVL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST MSFT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST MSTR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	778
Expense Example, with Redemption, 5 Years	1,461
Expense Example, with Redemption, 10 Years	3,285
GraniteShares YieldBOOST MU ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	607
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	2,530
GraniteShares YieldBOOST NBIS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST NFLX ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST NVDA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,407
GraniteShares YieldBOOST NVO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST OKLO ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST ORCL ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST PANW ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST PDD ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST PLTR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	2,124
GraniteShares YieldBOOST QBTS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	1,009
Expense Example, with Redemption, 5 Years	1,912
Expense Example, with Redemption, 10 Years	4,228
GraniteShares YieldBOOST QQQ ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,804
GraniteShares YieldBOOST QUBT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST RBLX ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST RDDT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST RGTI ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,662
Expense Example, with Redemption, 10 Years	3,712
GraniteShares YieldBOOST RIOT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,137
Expense Example, with Redemption, 10 Years	2,568
GraniteShares YieldBOOST RIVN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST Semiconductor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,407
GraniteShares YieldBOOST Small Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST SMCI ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,814
GraniteShares YieldBOOST SMR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST SOUN ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST SPY ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	710
Expense Example, with Redemption, 10 Years	1,578
GraniteShares YieldBOOST Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	2,884
Expense Example, with Redemption, 5 Years	5,137
Expense Example, with Redemption, 10 Years	9,115
GraniteShares YieldBOOST TEM ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST TSLA ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	620
Expense Example, with Redemption, 10 Years	1,373
GraniteShares YieldBOOST TSM ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	1,957
Expense Example, with Redemption, 5 Years	3,641
Expense Example, with Redemption, 10 Years	7,266
GraniteShares YieldBOOST UBER ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST UNH ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST UPST ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST VRT ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST XYZ ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST INTC ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	377
GraniteShares YieldBOOST SOFI ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	$ 377